Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Net Loss Attributable to Common Shares, Weighted Average Common Shares and Effect of Dilutive Securities	The following table is a reconciliation of the numerator and denominator used in the computation of basic and diluted net income per common share for the year ended December 31, 2020 and for the period from December 23, 2019 to December 31, 2019. Net income per share information is not applicable for the reporting periods prior to December 23, 2019.

	Successor
	Year Ended December 31,	For the Period from December 23 to December 31,
(in thousands, except share and per share data)	2020	2019
Numerator:
Net income	$212	$42
Net loss (income) attributable to noncontrolling interest	518	(14)
Cumulative preferred stock dividends and redemption premium	(42)	—
Net income attributable to common shares, basic	688	28
Net loss (income) attributable to noncontrolling interest	518	(14)
Net income attributable to common shares, diluted	$170	$42

Denominator:
Weighted average common shares outstanding, basic	17,322,182	8,860,760
Effect of dilutive shares for diluted net income per common share:
OP Units	3,807,022	—
Unvested RSUs	28,792	—
Weighted average common shares outstanding, diluted	21,157,996	8,860,760

Net income available to common stockholders per common share, basic	$0.04	$—
Net income available to common stockholders per common share, diluted	$0.01	$—